Label	Element	Value
SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MULTI-STRATEGY ALTERNATIVE FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 358% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	358.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Multi-Strategy Alternative Fund employs a strategy intended to generate an absolute (i.e., positive) return in various market cycles with reduced correlation to the stock and bond markets. The Fund allocates its assets among a variety of investment strategies through the use of: (i) affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange traded funds (Underlying Funds); and/or (ii) one or more investment sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers). In addition, SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC. The Underlying Funds or Sub-Advisers that are employed may apply any of a variety of investment strategies, which may include: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, pairs trading and equity market neutral.

The Fund will allocate its assets among Underlying Funds and/or Sub-Advisers based on SIMC's analysis of their investment strategies and historical performance as well as SIMC's analysis of the potential for each to perform independently of one another. By allocating its assets in this manner, the Fund will seek to reduce risk, lower volatility and achieve positive returns in various market cycles. Allocation of assets to any one Underlying Fund, Sub-Adviser or strategy will vary based on market conditions. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. Underlying Funds and Sub-Advisers may invest in a broad range of asset classes, securities and other investments to achieve their designated investment strategies, which may include U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities (junk bonds) of any duration or maturity issued by corporations or governments, bank loans in the form of participations in the loans or assignments of all or a portion of the loans from third parties, commodities, currencies, warrants, depositary receipts, exchange traded notes and derivative instruments, principally, equity options, futures contracts, options on futures contracts, forward contracts, swap agreements and credit default swaps. In addition, the Fund may invest in cash, money market instruments and other short-term obligations to achieve its investment goal. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund currently allocates assets to Sub-Advisers pursuant to SIMC's "manager of managers" model, and the Sub-Advisers manage Fund assets under the general supervision of SIMC.

The Fund is intended to be only one component of an investor's broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 7.29% (12/31/2020) Worst Quarter: -6.34% (06/30/2022)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.29%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.34%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Equity Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Equity market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Fixed Income Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Arbitrage Strategies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Directional or Tactical Strategies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund's judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Event-Driven Strategies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company's securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company's security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Duration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The Fund's use of futures contracts, options, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is described above and liquidity risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — Due to its active positions in currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in U.S. or abroad.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Commodity-Linked Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Bank Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Distressed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Short Sales Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Tax Risk — To the extent the Fund invests in commodities and certain commodity-linked derivative instruments directly, it will seek to restrict its income from such investments that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to permit the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Failure to comply with the qualifying income test could have significant negative consequences to Fund shareholders.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Investment Company and Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter. OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Exchange-Traded Notes (ETNs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

SIMT Multi-Strategy Alternative Fund | MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Remainder of Other Expenses	oef_Component2OtherExpensesOverAssets	0.35%
Dividends on Shorts	oef_Component3OtherExpensesOverAssets	0.59%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.68%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 271
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 3,012
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.60%	[2]
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.18%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.17%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.18%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.41%	[2]
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	4.31%
Annual Return [Percent]	oef_AnnlRtrPct	5.52%
Annual Return [Percent]	oef_AnnlRtrPct	(3.42%)
Annual Return [Percent]	oef_AnnlRtrPct	5.12%
Annual Return [Percent]	oef_AnnlRtrPct	12.23%
Annual Return [Percent]	oef_AnnlRtrPct	1.82%
Annual Return [Percent]	oef_AnnlRtrPct	(4.69%)
Annual Return [Percent]	oef_AnnlRtrPct	7.38%
Annual Return [Percent]	oef_AnnlRtrPct	6.86%
Annual Return [Percent]	oef_AnnlRtrPct	10.81%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.81%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.29%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.46%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.97%	[2]
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 2010	[2]
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.58%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.20%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.98%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%	[2]
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.37%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.85%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%	[2]

[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[2]	The Fund's Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.